Document and Entity Information	6 Months Ended
Dec. 31, 2019
Cover [Abstract]
Entity Registrant Name	GENETIC TECHNOLOGIES LTD
Entity Central Index Key	0001166272
Amendment Flag	true
Document Type	F-1/A
Amendment Description	Amendment No. 2
Entity Emerging Growth Company	false